Ox Hill Note Receivable and Future Receivables Obligation (Tables)	6 Months Ended
Jun. 30, 2026
Ox Hill Note Receivable and Future Receivables Obligation [Abstract]
Schedule of Future Receivables Financing

The amounts loaned, repaid, and interest expense incurred under the Future Receivables Financing through June 30, 2026 are summarized in the table below.

March 31, 2026	$16,113,228
Interest amortized	3,590,302
Amount due	19,703,530
Paid to lender by TRINITY	(12,252,804)
Paid to lender by Ox Hill	(3,800,000)
Balance due to lender	$3,650,726

Schedule of Note Receivable	The amounts loaned, repaid, and reserved under the Ox Hill Note Receivables through June 30, 2026 are summarized in the table below.
Balance due	$35,328,981
Amount reserved	(29,917,458)
Amount due net of reserve	5,411,523
Repaid by Ox Hill during the period	(5,411,523)
Balance, June 30, 2026	$-